Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Term Loan A [Member]	Dec. 31, 2011 Term Loan A [Member]	Dec. 31, 2012 Term Loan B [Member]	Mar. 30, 2012 Term Loan B [Member]	Dec. 31, 2011 Term Loan B [Member]	Sep. 30, 2013 Revolving Credit Agreement [Member]	Dec. 31, 2012 Revolving Credit Agreement [Member]	Dec. 31, 2011 Revolving Credit Agreement [Member]	Sep. 30, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 01, 2009 Senior Notes [Member]	Sep. 30, 2013 Term B-2 Loans [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,661,487	$ 1,845,774	$ 1,439,543	$ 152,000	$ 159,500	$ 1,293,774		$ 844,043	$ 0	$ 0	$ 36,000	$ 260,000	$ 400,000	$ 400,000		$ 1,401,487
Less discounts	(17,948)	(21,800)	(21,656)				(6,245)						(2,798)	(3,512)	(33,950)
Less current maturities	(14,050)	(21,330)	(52,500)
Total long-term debt, net of current maturities	$ 1,629,489	$ 1,802,644	$ 1,365,387